Other Balance Sheets Components - Other non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Balance Sheets Components
Investment-related deposits	$ 33,247	$ 124,713
Deferred tax assets	42,149	39,967
Long-term wealth management products	620,459	397,222
Others	14,949	61,377
Other non-current assets	1,149,274	981,764
Investment prepayment transferred to long-term investments	35,100
Investment-related deposits transferred to long-term investments.	72,400
Game company
Other Balance Sheets Components
Investment-related deposits		87,600
Related party | Loans to and interest receivable
Other Balance Sheets Components
Other non-current assets	$ 438,470	$ 358,485